Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/organization expenses	28,711	103
Total deferred tax assets	28,711	103
Valuation allowance	(28,711)	(103)
Deferred tax assets	$—	$—

The income tax provision for the year ended December 31, 2022 and for the period from March 3, 2021 (inception) through December 31, 2021 consists of the following:

	For the Year Ended	For The Period From March 3, 2021 (Inception) Through
	December 31, 2022	December 31, 2021
Federal
Current	$206,393	$—
Deferred	(28,608)	(103)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	28,608	103

Income tax provision	$206,393	$—

As of December 31, 2022 and 2021, the Company had no U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely. As of December 31, 2022 and 2021, the Company did not have any of state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, the change in the valuation allowance was $28,608. For the period from March 3, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $103.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

		For The Period From March 3, 2021 (Inception) Through
	December 31, 2022	December 31,2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Stock-based compensation expense	1.7%	0.0%
Valuation allowance	3.6%	(21.0)%
Income tax provision	26.3%	0.0%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to permanent book to tax differenced related to change in fair value of warrants and full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2022 and 2021 remain open and subject to examination.